Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Operating activities
Net loss	$ (5,132,914)	$ (3,433,068)	$ (5,058,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	16,291	13,368	17,633
Stock-based compensation	486,120	76,794	76,794
Forgiveness of subscription		9,051	9,050
Non-cash interest on convertible promissory notes	152,045	76,359	115,867
Non-cash discount amortization on convertible and short-term promissory notes	611,020	943,427	1,242,031
Note issuance costs attributed to warrant liability and to convertible promissory note modification		38,119	38,119
Revaluation of premium conversion derivatives	(371,831)	90,212	(17,962)
Revaluation of warrant liability	35,235	(12,707)	258,015
Loss on note extinguishments, net	1,314,487		350,914
Change in assets and liabilities:
Prepaid expenses and other assets	1,768	46,677	46,677
Accounts payable	221,235
Accrued expenses	437,337	642,099	813,215
Net cash used in operating activities	(2,229,207)	(1,509,669)	(2,108,073)
Investing activities
Purchase of intangible assets	(55,000)		(91,709)
Net cash used in investing activities	(55,000)		(91,709)
Financing activities
Proceeds from issuance of convertible promissory notes and short-term notes	432,849	675,705	1,004,134
Proceeds from issuance of warrants associated with convertible promissory notes	442,151	440,919	777,490
Proceeds from issuance of warrants associated with short-term notes		61,496	61,496
Proceeds from issuance of common stock in connection with private placement	824,894
Proceeds from issuance of warrants in connection with private placement	288,106
Proceeds (repayment) from unsecured loans	283,000	(50,000)	(50,000)
Issuance costs related to short-term note		(3,030)	(3,030)
Issuance costs related to convertible promissory notes		(35,689)	(45,468)
Issuance costs related to warrants		(31,920)	(40,590)
Net cash provided by financing activities	2,271,000	1,057,481	1,704,032
Net decrease in cash	(13,207)	(452,188)	(495,750)
Cash at beginning of period	26,467	522,217	522,217
Cash at end of period	13,260	70,029	26,467
Supplemental non-cash financing and investing transactions:
Bifurcation of premium conversion derivatives related to convertible promissory notes	168,384	213,961	342,486
Conversion of short-term notes and convertible promissory notes into common stock	2,063,361
Issuance of additional warrants in connection with short-term notes and convertible promissory notes modifications	829,378		117,280
Purchased intangible assets in accrued liabilities			30,000
Common stock issued for the purchase of intangible assets		23,115	23,415
Accrued issuance costs related to private placement	173,067
Accrued issuance costs attributed to short-term promissory notes and convertible promissory notes	2,850	42,811	57,037
Accrued issuance costs attributed to warrant liability		$ 38,119	$ 38,119